Income tax - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets, Net [Abstract]
Advances from customers	¥ 10,020	¥ 6,015
Accrued payroll and expenses	8,613	3,377
Allowances of credit losses	10,835	5,035
Allowances of impaired assets	1,804	1,804
Net operating loss carryforwards	210,359	84,925
Advertising expenses in excess of deduction limit	4,519	12,250
Amortization of intangible assets	3,197	1,737
Total deferred tax assets	249,347	115,143
Less: Valuation allowance	(249,347)	(115,143)	¥ (45,618)	¥ (33,980)
Deferred Tax Liabilities, Net [Abstract]
Intangible assets acquired from business combinations	5,146	5,801
Deferred Tax Liabilities, Net	¥ 5,146	¥ 5,801